Prepayments and other current assets	12 Months Ended
Dec. 31, 2025
Prepayments and other current assets
Prepayments and other current assets

7. Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of
	December 31,
	2024	2025
	RMB	RMB
Prepaid advertising expenses, rentals and others	33,659	28,581
Deposits	13,585	10,626
Staff advances	1,654	550
Deductible VAT input	13,398	13,986
Interest receivable	4,274	230
Total	66,570	53,973